Property, plant and equipment - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2019	Jun. 30, 2019	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Gross depreciation of right of use (RoU) assets		$ 540
Right of use Assets		4,301	$ 4,000
Additions to RoU assets		465
Impairment reversals	$ 116
Exploration and development assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross depreciation of right of use (RoU) assets		$ 191